UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1. Investment Company Act File Number: 811-24031

Date of Notification: August 14, 2026

2. Exact name of Investment Company as specified in registration statement:

iDirect Private Credit Fund

3. Address of principal executive office: (number, street, city, state, zip code)

60 East 42nd Street
26th Floor
New York, NY 10165

4. Check one of the following:

  [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

  [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

  [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Nick Veronis

Name: Nick Veronis

Title: President

iDIRECT PRIVATE CREDIT FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

August 14, 2026

Dear iDirect Private Credit Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Class A, Class D and Class I Shares of iDirect Private Credit Fund (the “Fund”). If you have no need or desire to tender your shares for repurchase at this time, you may disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

The Fund will offer to repurchase Class A, Class D and Class I Shares only during each regularly scheduled quarterly repurchase offer. We extend this quarterly repurchase offer to provide shareholders with access to their assets and a degree of liquidity. Because shares of this closed-end interval fund are not redeemable daily for cash, liquidity is provided only through the Fund’s quarterly repurchase offers.

The repurchase offer period will begin on Friday, August 14, 2026 and end at 4:00 p.m., Eastern Time, on Tuesday, September 8, 2026 (the “Repurchase Request Deadline”).

If you wish to tender your shares during this repurchase offer period, you may do so in one of the following two ways:

1.                               Shares Held Through a Financial Intermediary

If your shares are held through a broker-dealer, financial advisor or other financial intermediary, please contact your financial advisor or intermediary and request that they submit a repurchase request on your behalf. Your intermediary may have internal deadlines that are earlier than the Fund’s Repurchase Request Deadline to allow for processing. A shareholder who holds shares through a financial intermediary should not submit the Repurchase Request Form directly to the Fund or the Transfer Agent.

2.                               Shares Held Directly With the Fund

If you hold your shares directly with the Fund through Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), please complete, sign and submit the enclosed Repurchase Request Form in accordance with the instructions provided. To be effective, your completed Repurchase Request Form must be received in good order by the Transfer Agent on or before the Repurchase Request Deadline.

Any repurchase of shares by the Fund pursuant to this repurchase offer is a taxable event. Consult your financial advisor or tax advisor for more information.

The Repurchase Request Deadline will be strictly observed. If you (or another person acting on your behalf) or your broker-dealer/intermediary fail to submit the required information to the Transfer Agent or to take any other required action on or before 4:00 p.m., Eastern Time, on Tuesday, September 8, 2026, the Fund will not repurchase any of your shares until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer.

iDIRECT PRIVATE CREDIT FUND	3

If you have any questions and you hold your shares through a broker-dealer or other intermediary, please contact your financial advisor.

If you have any questions and you hold your shares directly with the Fund through the Transfer Agent, please contact the Fund for assistance by calling 212-994-7333.

For additional details of the offer, please refer to the attached Repurchase Offer document and the Fund’s current prospectus and statement of additional information, which are available at idirectinvestments.com/idpc.

As always, we value our relationship with you and hope to continue to serve your investment needs.

Sincerely,

iDirect Private Credit Fund

iDIRECT PRIVATE CREDIT FUND	4

iDIRECT PRIVATE CREDIT FUND

REPURCHASE OFFER

1.       The Offer. iDirect Private Credit Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding Class A, Class D and Class I Shares (the “Shares”) at a price equal to the net asset value (“NAV”) per share as of the close of regular business hours on the New York Stock Exchange (the “NYSE”) on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these Shares. This offer is not conditioned on the tender of any minimum number of Shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current prospectus and statement of additional information.

2.       Net Asset Value. On August 12, 2026, the NAV per Share of Class A Shares was $9.83, the NAV per Share of Class D Shares was $9.92, and the NAV per Share of Class I Shares was $9.87. The NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date (as defined below). The NAV of the Shares can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by visiting the Fund’s website (www.idirectinvestments.com/idpc) or by calling the Fund’s transfer agent, Ultimus Fund Solutions, LLC (the “Transfer Agent”), at 212-994-7333 and asking for the most recent price. The Shares are not traded on any organized market or securities exchange.

3.       Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, on September 8, 2026.

4.       Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on September 8, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.       Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.       Repurchase Charge. The Fund does not currently charge a special handling or processing fee for repurchases. Your broker-dealer/intermediary may charge a transaction fee in connection with submitting a repurchase request.

7.        Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the Shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

8.       Withdrawal or Modification. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on September 8, 2026. You must send a written notice to Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”), at one of the addresses specified in this offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

iDIRECT PRIVATE CREDIT FUND	5

9.       Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only with the approval of a majority of the members of the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and only in the following limited circumstances:

•	If making or effecting the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”);
•	For any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;
•	For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; and
•	For such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

10.       Tax Consequences. You should review the tax information in the Fund’s current prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in this Repurchase Offer. A tender of Shares to the Fund generally will be treated as a taxable transaction for U.S. federal income tax purposes, either as a “sale or exchange,” or, under certain circumstances, as a “dividend.” A tender of Shares of the Fund will generally be treated as a sale or exchange of the Shares if the receipt of cash by you results in a meaningful reduction in your proportionate interest in the Fund or results in a “complete redemption” of your Shares, in each case applying certain constructive ownership rules in the Code. Alternatively, if a shareholder does not tender all of his or her Shares, such repurchase may not be treated as a sale or exchange for U.S. federal income tax purposes, and the gross amount of such repurchase may constitute a dividend to the shareholder to the extent of such shareholder’s pro rata share of the Fund’s current and accumulated earnings and profits. In such a case, there is a risk that non-tendering shareholders, and shareholders who tender some but not all of their shares or fewer than all of whose shares are repurchased, in each case whose percentage interests in the Fund increase as a result of such tender, will be treated as having received a dividend from the Fund. The extent of such risk will vary depending upon the particular circumstances of the tender offer, and in particular whether such offer is a single and isolated event or is part of a plan for periodically repurchasing shares of the Fund.

11.       Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of Shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of Shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, iDirect Private Credit Advisors, LLC (the “Adviser”), the Transfer Agent, iCapital Markets LLC (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, nor the Distributor is or will be obligated to ensure that your financial advisor, or any broker/dealer or any other third party through which your Shares may be held or registered, submits to you this Repurchase Offer or submits your tender of Shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision as to whether or not to tender Shares and, if so, how many Shares to tender.

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No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial advisor or review the Fund’s current prospectus and statement of additional information, which are available at idirectinvestments.com/idpc.

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FOR ACCOUNTS HELD DIRECTLY WITH IDIRECT PRIVATE CREDIT FUND

IF YOUR SHARES ARE HELD THROUGH A FINANCIAL ADVISER, BROKER, DEALER, OR OTHER FINANCIAL INTERMEDIARY, DO NOT SUBMIT THIS FORM. THIS FORM IS TO BE USED ONLY BY INVESTORS WITH A DIRECT ACCOUNT.

Please contact your financial adviser, broker, dealer, or other financial intermediary to submit your repurchase request if your shares are not held directly with the Fund.

iDIRECT PRIVATE CREDIT FUND

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, ON SEPTEMBER 8, 2026.

Regular Mail: iDirect Private Credit Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	Overnight Delivery: iDirect Private Credit Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund’s outstanding shares and that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:

_________________________________ Account Number: _______________________________

_________________________________ Daytime Telephone Number: ______________________

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered: Class A Shares: _____ Class D Shares: _____ Class I Shares: _____

_____ Full Tender:	Please tender all shares in my account.
_____ Partial Tender:	Please tender ___________shares from my account.
_____ Dollar Amount:	Please tender enough shares to net $____________

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4R/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% U.S. Federal income tax withholding be taken from your distributions. We encourage you to consult with your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have U.S. Federal income tax withheld, you are liable for payment of U.S. Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____ U.S. Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have U.S. Federal Income Tax Withheld

iDIRECT PRIVATE CREDIT FUND	8

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

_____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 212-994-7333 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________ Date: _____________________

 ____________________________             _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: ___________________________

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